UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2008

Check here if Amendment [  ]; Amendment Number:  ___________
  This Amendment (Check only one):       [  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pineno Levin & Ford Asset Management, Inc.
Address:	7204 Glen Forest Dr., Suite 103
		Richmond, VA 23226

Form 13F File Number:	28-12445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey Levin
Title:		Chief Compliance Officer
Phone:		804-288-3772

Signature, Place, and Date of Signing:

/s/ Jeffrey D. Levin			Richmond, VA		November 10, 2008


Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:		46

Form 13F Information Table Value Total:		94,260
						(thousands)


List of Other Included Managers:


NONE

FORM 13F INFORMATION TABLE
					TITLE OF				VALUE		SHARES/	SH/	PUT/	INVEST	OTHER		   VOTING AUTHORITY
NAME OF ISSUER				CLASS			CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCETN	MANAGERS	SOLE	    SHARED	NONE
------------------------------	--------------  		----------	---------	------- ---	----	------	--------	-----       ------  	------
3M COMPANY				COM			604059105	2689		 39370	SH		SOLE			35120		0	4250
ACCENTURE LTD CL A			CL A			G1150G111	2477	         65175	SH		SOLE			58125		0	7050
ALBEMARLE CORP				COM			012653101	 216		  7000	SH		SOLE			 7000		0	   0
AMERICAN EXPRESS COMPANY		COM			025816109	 868		 24490	SH		SOLE			20350		0	4140
BANKAMERICA CORP			COM			066050105	3323	         94942	SH		SOLE			87942		0	7000
BAXTER INTERNATIONAL INC		COM			071813109	2847		 43375	SH		SOLE			38800		0	4575
BB&T CORPORATION			COM			054937107	1527		 40407	SH		SOLE			40319		0	  88
BERKSHIRE HATHAWAY CL B			COM			084670207	3907		   889	SH		SOLE		  	  782		0	 107
BIOTECH HOLDERS TRUST			DEPOSTRY RCPTS		09067D201	3643		 19925	SH		SOLE			18005		0	1920
BP PLC 					SPONSORED ADR		055622104	2443		 48695	SH		SOLE			45345		0	3350
BPZ RESOURCES, INC.			COM			055639108	 291		 16910	SH		SOLE			16910		0	   0
CAPITAL ONE FINANCIAL			COM			14040H105	 437		  8564	SH		SOLE			 8564		0	   0
CHEVRONTEXACO CORP			COM			166764100	 303		  3679	SH		SOLE		 	 2658		0	1021
COMCAST CORP CLASS A			COM			200300101	2443		124442	SH		SOLE			110942		0      13500
DIAGEO PLC				SPONSORED ADR		25243Q205	3220		 46755	SH		SOLE			41605		0	5150
DISNEY WALT HOLDING COMPANY		COM			254687106	2901		 94539	SH		SOLE			85989		0	8550
EMERSON ELECTRIC			COM			291011104	2182		 53500	SH		SOLE			48150		0	5350
EXXON MOBIL CORP			COM			30231G102	4907		 63188	SH		SOLE			55798		0	7390
FPL GROUP INC				COM			302571104	 878		 17450	SH		SOLE			14250		0	3200
GENERAL ELECTRIC COMPANY		COM			369604103	2852		111856	SH		SOLE			100972		0      10885
HEWLETT-PACKARD COMPANY			COM			428236103	3844		 83132	SH		SOLE			74882		0	8250
INTEL CORPORATION			COM			458140100	2602	        138933	SH		SOLE			125333		0      13600
JOHNSON & JOHNSON			COM			478160104	3937		 56829	SH		SOLE			50149		0	6680
KROGER COMPANY				COM			501044101	2896		105400	SH		SOLE			94750		0      10650
LIBERTY MEDIA HOLDING-ENTERTAINMENT	COM			53071M500	1026		 41084	SH		SOLE			36624		0	4460
LOEWS CORPORATION			COM			540424108	1895		 47975	SH		SOLE			42275		0	5700
LOWES COMPANIES, INC.			COM			548661107	1992		 84070	SH		SOLE			75990		0       8080
MCDONALDS CORPORATION			COM			580135101	 241		  3910	SH		SOLE			 3810		0	 100
MCCORMICK & COMPANY			COM			579780206	3426		 89100	SH		SOLE			79050		0      10050
MCGRAW-HILL COS INC			COM			580645109	 640		 20250	SH		SOLE			18850		0	1400
MEDTRONIC INC				COM			585055106	4022		 80284	SH		SOLE			73484		0	6800
MICROSOFT CORP				COM			594918104	3372	       	126335	SH		SOLE			112950		0      13385
PAYCHEX INC				COM			718507106	 684		 20716	SH		SOLE			20716		0	   0
PEPSICO INC				COM			713448108	 338		  4738	SH		SOLE			 4738		0	   0
PFIZER INC				COM			717081103	 233		 12654	SH		SOLE			12454		0	 200
PROCTOR & GAMBLE CO			COM			742718109	 569		  8170	SH		SOLE			 6597		0	1573
ROYAL DUTCH SHELL PLC			SPONS ADR A		780257804	 218		  3687	SH		SOLE			 3687		0	   0
SCANA CORPORATION HOLDING CO		COM			80589M102	3488		 89587	SH		SOLE			80737		0	8850
SCHLUMBERGER LIMITED			COM			806857108	2888		 36985	SH		SOLE			32935		0	4050
SMITHFIELD FOODS INC			COM			832248108	1823	       	114800	SH		SOLE			103300		0      11500
THE COCA-COLA COMPANY			COM			191216100	 227		  4300	SH		SOLE			 1675		0	2625
TIME WARNER INC				COM			887315109	1630	       	124300	SH		SOLE			111800		0      12500
WASTE MGMT INC DEL			COM			94106L109	3425	       	108750	SH		SOLE			97450		0      11300
WELLPOINT INC				COM			94973V107	2849		 60915  SH		SOLE			53665		0	7250
WESTERN UN CO				COM			959802109	1440		 58390	SH		SOLE			53690		0	4700
WYETH					COM			983024100	 201		  5450	SH		SOLE			 5450		0	   0